As filed with the Securities and Exchange Commission on February 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21332

Helios High Income Fund, Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding, Brookfield Place, 250 Vesey Street, New York, NY 10281-1023
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period:  December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

Helios High Income Fund, Inc.
Schedule of Investments (Unaudited)
December 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 7.3%
Automotive - 1.3%
Ford Motor Co. 2
(Cost $436,964)	6.50%	08/01/18	$475	$549,813
Basic Industry -1.5%
Georgia-Pacific LLC	7.25	06/01/28	220	288,048
Georgia-Pacific LLC	7.38	12/01/25	255	347,458
Total Basic Industry
(Cost $445,755)				635,506
Energy - 1.5%
Pioneer Natural Resources Co.	6.65	03/15/17	350	412,358
SESI LLC 2	6.88	06/01/14	224	224,280
Total Energy
(Cost $525,439)				636,638
Services - 1.5%
Legrand France SA 2,6
(Cost $668,904)	8.50	02/15/25	500	663,187
Telecommunications - 1.5%
CenturyLink, Inc. 2
(Cost $622,842)	7.65	03/15/42	600	627,066
Total INVESTMENT GRADE CORPORATE BONDS
(Cost $2,702,904)				3,112,210
HIGH YIELD CORPORATE BONDS - 125.5%
Automotive - 7.6%
American Axle & Manufacturing, Inc.	7.75	11/15/19	200	217,000
American Axle & Manufacturing, Inc. 2	7.88	03/01/17	550	569,250
Chrysler Group LLC/CG Co-Issuer, Inc. 2	8.25	06/15/21	600	660,000
General Motors Financial Company, Inc. 3,4	4.75	08/15/17	175	184,011
Jaguar Land Rover PLC 3,4,6	8.13	05/15/21	400	440,000
Motors Liquidation Co. 8,9	7.13	07/15/13	250	25
Motors Liquidation Co. 8,9	8.38	07/15/33	1,250	125
Pittsburgh Glass Works LLC 2,3,4	8.50	04/15/16	545	501,400
Tenneco, Inc. 2	6.88	12/15/20	550	598,813
Visteon Corp.	6.75	04/15/19	72	76,680
Total Automotive
(Cost $2,991,323)				3,247,304
Basic Industry - 24.3%
AK Steel Corp. 2	7.63	05/15/20	580	504,600
Alpha Natural Resources, Inc. 2	6.25	06/01/21	700	640,500
ArcelorMittal 3	6.13	06/01/18	475	481,412
Arch Coal, Inc.	7.25	06/15/21	175	161,437
Arch Coal, Inc. 2	8.75	08/01/16	500	520,000
Associated Materials LLC/AMH New Finance, Inc. 2	9.13	11/01/17	525	532,875
Building Materials Corporation of America 3,4	6.75	05/01/21	275	303,875
Cascades, Inc. 2,6	7.75	12/15/17	550	581,625
FMG Resources August 2006 Property Ltd. 3,4,6	6.88	04/01/22	375	383,437
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00	11/15/20	600	547,500
Huntsman International LLC 2	8.63	03/15/21	500	571,250
Ineos Finance PLC 3,4,6	9.00	05/15/15	285	302,812
Ineos Group Holdings SA 2,3,4,6	8.50	02/15/16	600	597,000
Masonite International Corp. 2,3,4,6	8.25	04/15/21	575	615,250
Ply Gem Industries, Inc. 2	8.25	02/15/18	550	594,000
Steel Dynamics, Inc. 2	7.63	03/15/20	300	331,500
Tembec Industries, Inc. 2,6	11.25	12/15/18	550	583,000
United States Steel Corp.	7.00	02/01/18	650	693,875
USG Corp. 2	9.75	01/15/18	600	679,500
Verso Paper Holdings LLC/Verso Paper, Inc.	11.75	01/15/19	375	393,750
Xerium Technologies, Inc.	8.88	06/15/18	415	373,500
Total Basic Industry
(Cost $9,949,264)				10,392,698
Capital Goods - 12.5%
AAR Corp. 3,4	7.25	01/15/22	200	211,750
Berry Plastics Corp. 2	9.50	05/15/18	550	605,000
Casella Waste Systems, Inc. 2,3,4	7.75	02/15/19	775	736,250
Coleman Cable, Inc.	9.00	02/15/18	300	322,500
Crown Cork & Seal Company, Inc. 2	7.38	12/15/26	700	777,000
Mueller Water Products, Inc. 2	7.38	06/01/17	625	645,312
Owens-Illinois, Inc.	7.80	05/15/18	425	489,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 2	9.00	04/15/19	550	572,000
Tekni-Plex, Inc. 3,4	9.75	06/01/19	300	327,000
Terex Corp.	6.00	05/15/21	400	421,000
Terex Corp.	6.50	04/01/20	200	212,000
Total Capital Goods
(Cost $4,993,509)				5,319,625

Helios High Income Fund, Inc.
Schedule of Investments (Unaudited)
December 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Consumer Cyclical - 6.0%
DineEquity, Inc. 2	9.50%	10/30/18	$525	$596,531
Levi Strauss & Co. 2	7.63	05/15/20	500	545,000
Limited Brands, Inc.	7.60	07/15/37	300	314,250
Limited Brands, Inc.	8.50	06/15/19	250	305,000
Michaels Stores, Inc.	7.75	11/01/18	450	493,875
YCC Holdings LLC/Yankee Finance, Inc. 7	10.25	02/15/16	300	309,780
Total Consumer Cyclical
(Cost $2,368,729)				2,564,436
Consumer Non-Cyclical - 3.8%
B&G Foods, Inc.	7.63	01/15/18	500	537,500
C&S Group Enterprises LLC 3,4	8.38	05/01/17	535	565,762
Easton-Bell Sports, Inc. 2	9.75	12/01/16	475	510,672
Total Consumer Non-Cyclical
(Cost $1,535,446)				1,613,934
Energy - 19.1%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp. 2	8.63	10/15/20	550	599,500
Calfrac Holdings L.P. 2,3,4	7.50	12/01/20	600	594,000
Crosstex Energy L.P./Crosstex Energy Finance Corp. 2	8.88	02/15/18	500	540,000
EV Energy Partners L.P./EV Energy Finance Corp. 2	8.00	04/15/19	550	583,687
Frac Tech Services LLC/Frac Tech Finance, Inc. 2,3,4	8.13	11/15/18	247	255,027
GMX Resources, Inc. 2,7	11.00	12/01/17	206	205,081
Hercules Offshore, Inc. 2,3,4	10.50	10/15/17	325	350,187
Hilcorp Energy I LP/Hilcorp Finance Co. 2,3,4	8.00	02/15/20	500	547,500
Key Energy Services, Inc.	6.75	03/01/21	400	400,000
Linn Energy LLC/Linn Energy Finance Corp. 2	8.63	04/15/20	600	654,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 2	8.88	03/15/18	525	539,437
Petroleum Geo-Services ASA 3,4,6	7.38	12/15/18	225	243,000
Plains Exploration & Production Co. 2	7.63	06/01/18	500	526,250
Precision Drilling Corp. 6	6.63	11/15/20	450	483,750
Quicksilver Resources, Inc. 2	11.75	01/01/16	350	345,625
Trinidad Drilling Ltd. 2,3,4,6	7.88	01/15/19	550	584,375
Venoco, Inc. 2	8.88	02/15/19	525	492,188
W&T Offshore, Inc.	8.50	06/15/19	190	204,250
Total Energy
(Cost $7,883,247)				8,147,857
Healthcare - 11.0%
CHS/Community Health Systems, Inc.	7.13	07/15/20	300	320,250
DJO Finance LLC/DJO Finance Corp. 3,4	9.88	04/15/18	300	309,750
HCA, Inc. 2	8.00	10/01/18	550	636,625
Health Management Associates, Inc. 2	7.38	01/15/20	550	594,000
inVentiv Health, Inc. 3,4	9.00	01/15/18	400	404,000
inVentiv Health, Inc. 3,4	10.25	08/15/18	215	185,438
Kindred Healthcare, Inc.	8.25	06/01/19	300	291,750
Pharmaceutical Product Development, Inc. 2,3,4	9.50	12/01/19	500	567,500
Polymer Group, Inc. 2	7.75	02/01/19	525	563,063
Service Corporation International 2	6.75	04/01/16	750	840,000
Total Healthcare
(Cost $4,385,303)				4,712,376
Media - 10.2%
ARC Document Solutions, Inc. 2	10.50	12/15/16	525	515,813
Cablevision Systems Corp. 2	8.63	09/15/17	750	874,688
CCO Holdings LLC/CCO Holdings Capital Corp. 2	8.13	04/30/20	750	840,000
Cenveo Corp.	8.88	02/01/18	250	237,500
Clear Channel Communications, Inc. 2	9.00	03/01/21	600	535,500
Cumulus Media Holdings, Inc. 2	7.75	05/01/19	550	540,375
Mediacom LLC/Mediacom Capital Corp. 2	9.13	08/15/19	550	609,125
National CineMedia LLC	6.00	04/15/22	200	212,000
Total Media
(Cost $4,253,017)				4,365,001
Real Estate - 1.4%
Realogy Corp. 2,3,4
(Cost $498,991)	7.88	02/15/19	550	599,500
Services - 16.1%
AMC Entertainment, Inc. 2	8.75	06/01/19	800	886,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2	8.25	01/15/19	550	607,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75	03/15/20	150	173,250
Beazer Homes USA, Inc. 3,4	6.63	04/15/18	300	317,250
Beazer Homes USA, Inc. 2	9.13	06/15/18	250	260,625
Boyd Gaming Corp. 2,3,4	9.00	07/01/20	600	591,000
Caesars Entertainment Operating Company, Inc.	8.50	02/15/20	200	198,500
Caesars Entertainment Operating Company, Inc. 2	11.25	06/01/17	450	482,063
CityCenter Holdings LLC/CityCenter Finance Corp.	7.63	01/15/16	100	107,000
Iron Mountain, Inc. 2	8.38	08/15/21	250	277,500
MGM Resorts International 2	7.63	01/15/17	550	588,500
MGM Resorts International	8.63	02/01/19	150	167,250
MTR Gaming Group, Inc. 7	11.50	08/01/19	428	453,631

Helios High Income Fund, Inc.
Schedule of Investments (Unaudited)
December 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 2,3,4	8.88%	04/15/17	$525	$552,563
Standard Pacific Corp. 2	8.38	05/15/18	500	580,000
United Rentals North America, Inc.	8.25	02/01/21	300	338,250
United Rentals North America, Inc. 2	10.25	11/15/19	250	290,000
Total Services
(Cost $6,301,480)				6,871,132
Technology & Electronics - 2.6%
First Data Corp. 2,3,4	8.25	01/15/21	525	525,000
First Data Corp.	9.88	09/24/15	53	54,060
Freescale Semiconductor, Inc. 2	8.05	02/01/20	550	547,250
Total Technology & Electronics
(Cost $1,112,937)				1,126,310
Telecommunications - 8.5%
Cincinnati Bell, Inc. 2	8.25	10/15/17	250	269,375
Cincinnati Bell, Inc.	8.75	03/15/18	500	516,250
Frontier Communications Corp. 2	7.13	03/15/19	950	1,033,125
Level 3 Communications, Inc. 2,3,4	8.88	06/01/19	600	639,000
PAETEC Holding Corp.	9.88	12/01/18	300	343,500
Windstream Corp. 2	7.00	03/15/19	800	818,000
Total Telecommunications
(Cost $3,328,118)				3,619,250
Utility - 2.4%
Calpine Corp. 2,3,4	7.25	10/15/17	450	479,250
NRG Energy, Inc. 2	8.50	06/15/19	500	550,000
Total Utility
(Cost $944,987)				1,029,250
Total HIGH YIELD CORPORATE BONDS
(Cost $50,546,351)				53,608,673
TERM LOANS - 0.4%
Texas Competitive Electric Holdings Company LLC 1,4	4.71	10/10/17	174	115,279
Texas Competitive Electric Holdings Company LLC 1,4	4.81	10/10/17	36	24,126
Texas Competitive Electric Holdings Company LLC 1,4	4.81	10/10/17	52	34,870
Total TERM LOANS
(Cost $218,883)				174,275
COMMON STOCKS - 1.3%			Shares	Value
Basic Industry - 1.0%
Huntsman Corp.
(Cost $275,862)			27,370	435,183
Telecommunications - 0.3%
Frontier Communications Corp.			15,508	66,374
Windstream Corp.			8,300	68,724
Total Telecommunications
(Cost $273,230)				135,098
Total COMMON STOCKS
(Cost $549,092)				570,281
WARRANTS - 0.4%
Auotmotive - 0.4%
General Motors Co. 5
Expiration: July 2016
Exercise Price: $10.00			5,546	108,147
General Motors Co. 5
Expiration: July 2019
Exercise Price: $18.33			5,546	69,270
Total Automotive
(Cost $336,206)				177,417
Total WARRANTS
(Cost $336,206)				177,417
Total Investments - 134.9%
(Cost $54,353,436)				57,642,856
Liabilities in Excess of Other Assets - (34.9)%				(14,920,886)
TOTAL NET ASSETS - 100.0%				$42,721,970

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Variable rate security - Interest rate shown in the rate in effect as of December 31, 2012.
2 - Portion of entire principal amount pledged as collateral for credit facility.
3 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2012, the total value of all such investments was $13,394,299 or 31.4% of net assets.
4 - Private Placement.
5 - Non-Income producing security.
6 - Foreign security or a U.S. security of a foreign company.
7 - Payment in kind security.
8 - Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors.
As of December 31, 2012, the total value of all such securities was $150 or less than 0.0% of net assets.
9 - Issuer is currently in default on its regularly scheduled interest payment.

HELIOS FUNDS
Notes to Financial Statements
December 31, 2012 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the traded price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Boards have adopted procedures for the valuation of the Funds’ securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser.  Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.  If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee.  The Valuation Committee is comprised of senior members of the Adviser’s management team.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1-	quoted prices in active markets for identical investments
• Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in the any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Helios Advantage Income Fund, Inc.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$-	$-	$-	$786,820	$236,503	$1,023,323
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,941,782	75,758,893	-	-	-	79,700,675
Level 3 - Significant Unobservable Inputs	-	200	221,805	-	-	222,005
Total	$3,941,782	$75,759,093	$221,805	$786,820	$236,503	$80,946,003

The following tables provide quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2012.  The tables are not all-inclusive, but provide information on the significant Level 3 inputs. The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of December 31, 2012	Valuation Methodology	Unobservable Input	Range
High Yield Corporate Bonds	$200	Unadjusted quoted market prices	NBIB(1)	0.01
Term Loans	221,805	Unadjusted quoted market prices	NBIB(1)	64.43
Total Fair Value for Level 3 Investments	$222,005

(1)
The Fund generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$18,920,655	$185,210	$19,105,865
Accrued Discounts (Premiums)	13,950	4,737	18,687
Realized Gain/(Loss)	115,924	-	115,924
Change in Unrealized Appreciation (Depreciation)	271,033	31,858	302,891
Purchases at cost	3,199,036	93,622	3,292,658
Sales proceeds	(6,359,189)	(93,622)	(6,452,811)
Transfers out of Level 3	(16,161,209)	-	(16,161,209)	(a)
Balance as of December 31, 2012	$200	$221,805	$222,005
Change in unrealized gains or losses relating to assets still held at reporting date	$(29,800)	$31,858	$2,058
_______________
(a)  Transferred due to an increase/decrease of observable market data for these securities primarily an increase (decrease) in trade basis information versus dealer quotes.

Helios High Income Fund, Inc.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$-	$-	$-	$570,281	$177,417	$747,698
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,112,210	53,608,523	-	-	-	56,720,733
Level 3 - Significant Unobservable Inputs	-	150	174,275	-	-	174,425
Total	$3,112,210	$53,608,673	$174,275	$570,281	$177,417	$57,642,856

The following tables provide quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2012.  The tables are not all-inclusive, but provide information on the significant Level 3 inputs. The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of December 31, 2012	Valuation Methodology	Unobservable Input	Range
High Yield Corporate Bonds	$150	Unadjusted quoted market prices	NBIB(1)	0.01
Term Loans	174,275	Unadjusted quoted market prices	NBIB(1)	64.43
Total Fair Value for Level 3 Investments	$174,425

(1)
The Fund generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$13,709,679	$145,522	$13,855,201
Accrued Discounts (Premiums)	6,858	3,722	10,580
Realized Gain/(Loss)	130,278	-	130,278
Change in Unrealized Appreciation (Depreciation)	159,973	25,031	185,004
Purchases at cost	2,052,929	73,559	2,126,488
Sales proceeds	(4,441,252)	(73,559)	(4,514,811)
Transfers out of Level 3	(11,618,315)	-	(11,618,315)	(a)
Balance as of December 31, 2012	$150	$174,275	$174,425
Change in unrealized gains or losses relating to assets still held at reporting date	$(22,350)	$25,031	$2,681
_______________
(a)  Transferred due to an increase/decrease of observable market data for these securities primarily an increase (decrease) in trade basis information versus dealer quotes.

Helios Multi-Sector High Income Fund, Inc.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$-	$-	$-	$643,426	$206,944	$850,370
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,373,342	61,019,567	-	-	-	64,392,909
Level 3 - Significant Unobservable Inputs	-	175	190,119	-	-	190,294
Total	$3,373,342	$61,019,742	$190,119	$643,426	$206,944	$65,433,573

The following tables provide quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2012.  The tables are not all-inclusive, but provide information on the significant Level 3 inputs. The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of December 31, 2012	Valuation Methodology	Unobservable Input	Range
High Yield Corporate Bonds	$175	Unadjusted quoted market prices	NBIB(1)	0.01
Term Loans	190,119	Unadjusted quoted market prices	NBIB(1)	66.43
Total Fair Value for Level 3 Investments	$190,294

(1)
The Fund generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$15,840,232	$158,751	$15,998,983
Accrued Discounts (Premiums)	9,534	4,063	13,597
Realized Gain/(Loss)	132,812	-	132,812
Change in Unrealized Appreciation (Depreciation)	211,534	27,305	238,839
Purchases at cost	2,899,782	80,239	2,980,021
Sales proceeds	(5,122,346)	(80,239)	(5,202,585)
Transfers out of Level 3	(13,971,373)	-	(13,971,373)	(a)
Balance as of December 31, 2012	$175	$190,119	$190,294
Change in unrealized gains or losses relating to assets still held at reporting date	$(26,075)	$27,305	$1,230
_______________
(a)  Transferred due to an increase/decrease of observable market data for these securities primarily an increase (decrease) in trade basis information versus dealer quotes.

Helios Strategic Income Fund, Inc.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Commercial Mortgage- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$-	$-	$-	$-	$2,956,789	$177,417	$3,134,206
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	8,475,746	8,425,746	34,923,866	-	-	-	51,645,245
Level 3 - Significant Unobservable Inputs	-	-	150	158,432	-	-	158,582
Total	$8,475,746	$8,425,746	$34,924,016	$158,432	$2,956,789	$177,417	$54,938,033

The following tables provide quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2012.  The tables are not all-inclusive, but provide information on the significant Level 3 inputs. The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of December 31, 2012	Valuation Methodology	Significant Unobservable Input	Range
High Yield Corporate Bonds	$150	Unadjusted quoted market prices	NBIB(1)	0.01
Term Loans	158,432	Unadjusted quoted market prices	NBIB(1)	66.43
Total Fair Value for Level 3 Investments	$158,582

(1)
The Funds generally use prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Commercial Mortgage- Backed Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$8,205,705	$11,827,302	$132,293	$20,165,300
Accrued Discounts (Premiums)	(47,038)	8,109	3,386	(35,543)
Realized Gain/(Loss)	-	140,071	-	140,071
Change in Unrealized Appreciation (Depreciation)	317,079	113,056	22,753	452,888
Purchases at cost	-	1,478,928	66,866	1,545,794
Sales proceeds	-	(4,326,518)	(66,866)	(4,393,384)
Transfers out of Level 3	(8,475,746)	(9,420,798)	-	(17,716,544)	(a)
Balance as of December 31, 2012	$8,456,911	$150	$158,432	$158,582
Change in unrealized gains or losses relating to assets still held at reporting date	$286,122	$(22,350)	$22,753	$403
_______________

(a)  Transferred due to an increase/decrease of observable market data for these securities primarily an increase (decrease) in trade basis information versus dealer quotes.

Credit facility: The Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended December 31, 2012, the average interest rate paid on the amounts outstanding under the line of credit was 1.17% for each of the Funds.
	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at December 31, 2012	23,700,000	17,425,000	19,800,000	15,950,000
Line of credit amount unused at December 31, 2012	3,300,000	1,575,000	2,200,000	2,050,000
Average balance outstanding during the period	23,700,000	17,425,000	19,800,000	15,950,000
Interest expense incurred on line of credit during the period	237,030	169,089	194,635	158,481

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at December 31, 2012.

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$76,151,577	$5,803,219	$(1,008,793)	$4,794,426
Helios High Income Fund, Inc.	54,353,436	4,115,662	(826,242)	3,289,420
Helios Multi-Sector High Income Fund, Inc.	61,777,741	4,581,734	(925,902)	3,655,832
Helios Strategic Income Fund, Inc.	51,173,549	4,724,894	(960,410)	3,764,484

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios High Income Fund, Inc.

By (Signature and Title)                      /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date:   February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date:   February 26, 2013

By (Signature and Title)*                   /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date:   February 26, 2013

* Print the name and title of each signing officer under his or her signature.